Document and Entity Information	9 Months Ended
Sep. 30, 2020
Cover [Abstract]
Entity Registrant Name	urban-gro, Inc.
Entity Central Index Key	0001706524
Document Type	S-1/A
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth	true
Entity Ex-transition period	false
Entity Incorporation State Code	CO